CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net profit	$ 154,075	$ 83,289	$ 88,073
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(18,995)	7,830	3,478
Change in employees plan assets and benefit obligations, net of taxes	709	(394)	(1,118)
Unrealized gain (loss) on derivatives	(859)	(1,774)	3,696
Comprehensive income	134,930	88,951	94,129
Comprehensive loss (income) attributable to non-controlling interest	3,708	(4,914)	1,063
Comprehensive income attributable to the Company	$ 138,638	$ 84,037	$ 95,192